Segment information		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025
Segment information

Note 3 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as directors (“CODM”), who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, formation and operational costs which includes the accompanying statement of operations.

The key measures of segment profit or loss reviewed by our CODM is formation and operational costs. Formation and operational costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews formation and operational costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

Note 3 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as directors (“CODM”), who review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, formation and operational costs which includes the accompanying statement of operations.

The key measures of segment profit or loss reviewed by our CODM is formation and operational costs. Formation and operational costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews formation and operational costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

D. Boral ARC Acquisition I Corp [Member]
Segment information

NOTE 9. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Three Months Ended March 31, 2026
(Unaudited)
Formation and operating costs	$(531,741)
Interest income on cash held in trust account	$2,543,059
Cash held in Trust Account	$287,319,687

The key measures of segment profit or loss reviewed by the CODM are formation and operating costs, interest income on cash held in trust account, and cash held in trust account. The CODM reviews interest earned on cash or investments held in Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Within the operating expenses, the CODM specifically reviews professional service fees, which are a significant segment expense, and include legal fees and advisory fees. These expenses are monitored to manage and forecast cash available to complete a Business Combination within the required period. Other general and administrative expenses, including accounting expenses, printing expenses, and regulatory filing fees, are reviewed in the aggregate to ensure alignment with budget and contractual obligations. Funds invested in the Trust Account represent the predominant portion of the Company’s total assets and are monitored by the CODM to determine the most effective strategy of investment with the Trust Account funds, while maintaining compliance with the trust agreement.

NOTE 9. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Period from March 20, 2025 (inception) through December 31, 2025
(Unaudited)
Formation and operating costs	$(320,658)
Interest income on cash held in trust account	$4,776,628
Cash held in Trust Account	$284,776,628

The key measures of segment profit or loss reviewed by the CODM are formation and operating costs, interest income on cash held in trust account, and cash held in trust account. The CODM reviews interest earned on cash or investments held in Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Within the operating expenses, the CODM specifically reviews professional service fees, which are a significant segment expense, and include legal fees and advisory fees. These expenses are monitored to manage and forecast cash available to complete a Business Combination within the required period. Other general and administrative expenses, including accounting expenses, printing expenses, and regulatory filing fees, are reviewed in the aggregate to ensure alignment with budget and contractual obligations. Funds invested in the Trust Account represent the predominant portion of the Company’s total assets and are monitored by the CODM to determine the most effective strategy of investment with the Trust Account funds, while maintaining compliance with the trust agreement.

Exascale Labs Inc. [Member]
Segment information

13. Segment information

The Company manages its business in a centralized manner and operates as a single segment and accordingly has only one operating and reportable segment, the provision of GPU computing platform services. The Company’s Chief Executive Officer serves as the CODM. The CODM regularly reviews entity-wide operating results and reviews consolidated revenues and net loss as reported in the statement of operations and comprehensive loss when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one reportable segment.

The primary measures of segment revenue and profitability for the Group’s operating segment are considered to be consolidated revenue and net loss. The CODM uses consolidated revenue to assess market performance and growth, and net loss to evaluate segment profitability and cost management. Both measures are used together to allocate resources, including employee or capital resources. Significant expense categories regularly provided to and reviewed by the CODM include those presented in the statements of operations and comprehensive loss as well as disaggregated expenses of staff costs and employee benefits, professional service expenses, share-based compensation, and other general and administrative expenses.

The following table presents the segment information of the Company for the measurement of segment profitability for the three and nine months ended March 31, 2025 and 2026:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026

Revenues	$1,862,158	$3,754,586	$4,475,885	$10,561,331
Cost of revenues	(1,649,077)	(3,167,659)	(3,827,444)	(8,902,966)
Gross profit	$213,081	$586,927	$648,441	$1,658,365
Research and development expenses	(377,999)	(1,235,476)	(2,115,853)	(3,238,185)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(277,511)	(104,729)	(573,648)	(310,582)
– Share-based compensation	(101,000)	-	(153,266)	-
General and administrative expenses
– Staff costs, employee benefits and Others	(3,890)	(360,657)	(33,785)	(563,641)
– Professional service expenses	(99,217)	(108,039)	(234,374)	(364,614)
Loss from operations	$(646,536)	$(1,221,974)	$(2,462,485)	$(2,818,657)
Change in fair value of simple agreements for future equity	(890,523)	(1,410,457)	(3,716,052)	(5,098,320)
Income tax expenses	-	-	-	-
Net loss	$(1,537,059)	$(2,632,431)	$(6,178,537)	$(7,916,977)

Substantially all of the Company’s long-lived assets are located in the United States. The following table presents the Company’s revenue from major geographical areas for the periods indicated.

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
United States of America	$581,009	$1,564,836	$1,273,279	$4,560,992
Canada	367,107	1,139,055	1,089,559	3,232,326
Singapore	662,559	425,009	1,361,844	1,237,464
Hong Kong	150,000	417,992	450,000	1,118,534
United Kingdom	98,483	207,694	291,203	412,015
Others	3,000	-	10,000	-
Total	$1,862,158	$3,754,586	$4,475,885	$10,561,331

14. Segment information

The Company manages its business in a centralized manner and operates as a single segment and accordingly has only one operating and reportable segment, the provision of GPU computing platform services. The Company’s Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”). The CODM regularly reviews entity-level operating results, including revenue and net loss as presented in the statement of operations and comprehensive loss, when making decisions about resource allocation and assessing segment performance. Therefore, the Company has one reportable segment.

The primary measures of segment revenue and profitability for the Company’s operating segment are considered to be revenue and net loss. The CODM uses revenue to assess market performance and growth, and net loss to evaluate profitability and cost management. Both measures are used together to allocate resources, including personnel and capital resources. Significant expense categories regularly provided to and reviewed by the CODM include those presented in the statements of operations and comprehensive loss as well as disaggregated expenses of staff costs and employee benefits, professional service expenses, share-based compensation, and other general and administrative expenses.

The following table presents the segment information of the Company for the measurement of segment profitability for the years ended June 30, 2024 and 2025:

	For the years ended
	June 30,
	2024	2025
Revenues	1,319,115	7,015,512
Cost of revenues	(1,263,548)	(5,910,315)
Research and development expenses	(1,365,433)	(2,797,906)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(262,614)	(835,889)
– Share-based compensation	-	(153,266)
General and administrative expenses
– Staff costs, employee benefits and Others	(244,651)	(328,662)
– Professional service expenses	(7,594)	(34,320)
– Share-based compensation	(21,104)	-

Loss from operations	(1,845,829)	(3,044,846)
Change in fair value of simple agreements for future equity	(3,110,518)	(4,614,821)
Loss before income tax expenses	(4,956,347)	(7,659,667)
Income tax expense	-	-

Net loss	(4,956,347)	(7,659,667)

Geographic Information

As substantially all of the Company’s long-lived assets are located in the United States, no geographical segments of assets are presented. The following table presents the Company’s revenue from major geographical areas for the periods indicated.

	For the years ended June 30,
	2024	2025
Singapore	$260,941	$2,484,905
United States of America	169,600	2,085,579
Canada	574,664	1,443,306
Hong Kong	157,500	600,000
United Kingdom	145,410	391,722
Others	11,000	10,000
Total	$1,319,115	$7,015,512